Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
Entity Registrant Name	REGENCY CENTERS CORP
Amendment Flag	false
Entity Central Index Key	0000910606
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Incorporation State Country Code	FL
Entity File Number	001-12298
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	-598-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	REG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false